Operating Segment Information and Concentrations of Risk - Summary of Geographical Information 2 (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Research and development costs			$ 37.9	$ 33.3	$ 30.3
Selling, general and administrative expenses			403.6	311.3	291.6
Asbestos adjustments	$ (43.6)	$ (56.8)	(22.0)	(156.4)	40.4
AICF SG&A expenses			(1.5)	(1.9)	(1.5)
Net interest (income) expense			50.1	29.5	27.5
Asset impairments			15.9	0.0	0.0
Disposed of by Sale | Fontana Building | Buildings
Segment Reporting Information [Line Items]
Gain from disposition			0.0	3.4	0.0
General Corporate
Segment Reporting Information [Line Items]
Asbestos adjustments			(22.0)	(156.4)	40.4
Value of Asbestos-related assets			486.8	537.7
North America Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs			6.5	6.1	6.2
Asset impairments			3.0	0.0	0.0
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs			2.1	1.8	1.5
Europe Building Products
Segment Reporting Information [Line Items]
Research and development costs			2.6	0.0	0.0
Research and Development
Segment Reporting Information [Line Items]
Research and development costs			26.7	25.4	22.6
Selling, general and administrative expenses			2.3	2.4	2.9
AICF Funding
Segment Reporting Information [Line Items]
Net interest (income) expense			(2.0)	(1.9)	1.1
Asia Pacific
Segment Reporting Information [Line Items]
New Zealand weathertightness claims (expense)/ benefit			3.3	0.0	0.0
Other Businesses
Segment Reporting Information [Line Items]
Asset impairments			12.9	0.0	0.0
Fermacell
Segment Reporting Information [Line Items]
Business Acquisition, Transaction Costs			0.0	$ 10.0	$ 0.0
Transaction and integration related costs			21.8
Inventory fair value adjustment			7.3
Goodwill | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments			0.0
Goodwill | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments			4.6
Property, Plant and Equipment | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments			2.6
Property, Plant and Equipment | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments			6.1
Finite-Lived Intangible Assets | North America Fiber Cement
Segment Reporting Information [Line Items]
Asset impairments			0.4
Finite-Lived Intangible Assets | Other Businesses
Segment Reporting Information [Line Items]
Asset impairments			$ 2.2